Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Segment Information [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Six months ended June 30,		Year ended December 31,
	2017	2016	2016
	U.S. Dollars (in thousands)
Asia- Other	18,698	7,369	22,782
China and Hong Kong	9,733	8,277	16,133
Taiwan	7,691	15,346	23,796
United States	3,009	2,869	8,200
Western Europe	2,402	1,257	4,787
Japan	2,295	1,551	3,530

	43,828	36,669	79,228